Non-controlling interests	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Non-controlling interests

23 Non‑controlling interests

The table below shows information on each subsidiary of the Group with material, non‑controlling interests before intercompany eliminations. The Group acquired the remaining 49% of Centogene India Pvt. Ltd in 2020 and disposed of its entire 51% interest in LPC GmbH in 2020 (see note 8.2). The non-controlling interest in Dr. Bauer Laboratoriums GmbH relates to the share in the net result of Bauer GmbH that is included in the results of the Company’s COVID-19 testing business (see note 4).

Dec 31, 2019	Centogene India Pvt. Ltd	LPC GmbH
in EUR k
Net assets/(liabilities)	(1,263)	(546)
Carrying amount of non‑controlling interests	(619)	(268)
Revenue	687	0
Profit/(loss)	(311)	(56)
Profit/loss allocated to non‑controlling interests	(152)	(27)

Dec 31, 2020	Centogene GmbH, Vienna	Dr. Bauer Laboratoriums GmbH
in EUR k
Net assets/(liabilities)	(522)	148
Carrying amount of non‑controlling interests	(52)	—
Revenue	—	55,596
Profit/(loss)	(1)	122
Profit/loss allocated to non‑controlling interests	(0)	122